Financial Instruments - Summary of Detailed Information about Carrying Values of Financial Assets and Liabilities Measured (Detail) - CAD ($)		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 19,658,269	$ 15,002,578
Financial liabilities		62,104,815	59,689,267
Amortized cost at financial liabilities [member] | Bank indebtedness [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		3,460,109	976,779
Amortized cost at financial liabilities [member] | Trade payables and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	12,003,979	12,693,256
Amortized cost at financial liabilities [member] | Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		13,215,601	13,152,300
Amortized cost at financial liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]	1,045,472	3,945,076
Amortized cost at financial liabilities [member] | 2019 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[3]	22,185,170	19,534,988
Amortized cost at financial liabilities [member] | 2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[4]	69,034	0
Amortized cost at financial liabilities [member] | Business acquisition payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,398,972	2,439,529
Amortized cost at financial liabilities [member] | Other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0	6,236,415
FVTPL at financial liabilities [member] | 2021 Debentures embedded derivative [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		41,506	0
FVTPL at financial liabilities [member] | Warrant liability - business acquisition [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		709,835	710,924
FVTPL at financial liabilities [member] | Warrant Liabilities Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		7,975,137	0
Amortized cost at financial assets [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,588,057	1,110,889
Amortized cost at financial assets [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	14,329,781	11,224,017
Amortized cost at financial assets [member] | Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		740,431	2,536,272
FVTPL at financial assets [member] | Derivative asset [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 0	$ 131,400

[1]	1 Excludes amounts for indirect taxes, income taxes and contract asset, where applicable. Note 27 describes credit risk associated with trade receivables including reconciliation of expected credit loss allowance.
[2]	2 Lease liabilities are not subject to classification in the fair value hierarchy.
[3]	3 2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).
[4]	3 2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).